ORGANISATION AND NATURE OF OPERATIONS	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
ORGANISATION AND NATURE OF OPERATIONS
1. Organization and Nature of Operations
The accompanying combined financial statements include all of the assets, liabilities and results of operations of six subsidiaries of Ligand Pharmaceuticals Incorporated (“Ligand” or the “Parent”), which are Ab Initio Biotherapeutics, Inc. (Ab Initio), Crystal Bioscience, Inc. (Crystal), Icagen, LLC (Icagen), Open Monoclonal Technology, Inc. (OMT), Taurus Biosciences, LLC (Taurus) and xCella Biosciences, Inc. (xCella) (collectively, “OmniAb”, “the Company”, “we”, “us” and “our”). OmniAb is powered by Biological Intelligence, a multi-species antibody platform for the discovery of mono and bispecific therapeutic human antibodies. OmniAb primarily derives revenue from license fees for technology access, milestones from partnered programs and service revenue from research programs. On January 8, 2016, Ligand completed a multi-step transaction that resulted in Ligand’s acquisition of OMT. In connection with the separation of OmniAb from Ligand, Ab Initio, Crystal, Icagen, Taurus and xCella will become wholly owned subsidiaries of OmniAb, Inc.
On November 1, 2022, Ligand completed (the “Closing”) the separation of its antibody discovery business and certain related assets and liabilities through a spin-off
of OmniAb to Ligand’s shareholders of record as of October 26, 2022 on a pro rata basis and merger of OmniAb with a wholly owned subsidiary of OmniAb, Inc. (formerly known as Avista Public Acquisition Corp. II, a Cayman Islands exempted company, prior to its domestication as a corporation incorporated in the state of Delaware (“APAC”)) in a Reverse Morris Trust transaction pursuant to the Agreement and Plan of Merger, dated as of March 23, 2022 (the “Merger Agreement”), among Ligand, OmniAb, APAC and Orwell Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of APAC, and the Separation and Distribution Agreement, dated as of March 23, 2022 (the “Separation Agreement”), among Ligand, OmniAb and APAC. The day prior to the Closing, OmniAb was renamed OmniAb Operations, Inc. and APAC was renamed OmniAb, Inc. (“New OmniAb”).
As of the Closing, New OmniAb expected to have approximately $95.8 million of net cash.
On November 2, 2022, New OmniAb began
regular-way
trading on NASDAQ under the ticker symbol “OABI.” Ligand continues to trade under the ticker symbol “LGND.” See further details regarding the transaction in Note 9: Subsequent Event.

1. Organization and Nature of Operations
The accompanying combined financial statements include all of the assets, liabilities and results of operations of six subsidiaries of Ligand Pharmaceuticals Incorporated (“Ligand” or the “Parent”), which are Ab Initio Biotherapeutics, Inc. (Ab Initio), Crystal Bioscience, Inc. (Crystal), Icagen, LLC (Icagen), Open Monoclonal Technology, Inc. (OMT), Taurus Biosciences, LLC (Taurus) and xCella Biosciences, Inc. (xCella) (collectively, “OmniAb,” “the company,” “we,” “us” and “our”). OmniAb is a biotechnology company with a Biological Intelligence powered multi-species antibody platform for the discovery of mono and bispecific therapeutic human antibodies. OmniAb primarily derives revenue from license fees for technology access, milestones from partnered programs and service revenue from research programs. On January 8, 2016, Ligand acquired OMT, pursuant to a multi-step transaction that resulted in Ligand’s acquisition of OMT. On November 10, 2021 OMT’s name was changed to OmniAb, Inc. In connection with the separation of OmniAb from Ligand, Ab Initio, Crystal, Icagen, Taurus and xCella will become wholly owned subsidiaries of OmniAb, Inc.

Avista Public Acquisition Corp. II [Member]
ORGANISATION AND NATURE OF OPERATIONS
NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, LIQUIDITY, AND GOING CONCERN CONSIDERATION
Avista Public Acquisition Corp. II was a blank check company incorporated in the Cayman Islands on February 5, 2021. As used herein, the references to the “Company” are to Avista Public Acquisition Corp. II, prior to its domestication as a corporation incorporated in the state of Delaware and change of name to OmniAb, Inc., and its then wholly-owned and controlled subsidiary, Orwell Merger Sub Inc. (“Merger Sub”), unless the context indicates otherwise. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”). The Company was not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company was an early stage and emerging growth company and, as such, the Company was subject to all of the risks associated with early stage and emerging growth companies.
As of September 30, 2022, the Company had not commenced any operations. All activity for the period from February 5, 2021 (inception) through September 30, 2022 related to the Company’s formation and the initial public offering (“Initial Public Offering”), and since the closing of the Initial Public Offering, the search for a prospective initial Business Combination, which is described below. The Company generated non-operating
income in the form of interest and dividend income or gains on investments on the cash and investments held in the Trust Account (as defined below) from the proceeds derived from the Initial Public Offering. The Company had selected December 31 as its fiscal year end.
The registration statement for the Company’s Initial Public Offering was declared effective on August 9, 2021. On August 12, 2021, the Company consummated the Initial Public Offering of 23,000,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units sold, the “Public Shares”), including 3,000,000 Units that were issued pursuant to the underwriter’s exercise of its over-allotment option in full, at $10.00 per Unit, generating gross proceeds of $230,000,000 (see Note 3).
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 8,233,333 warrants (the “Private Placement Warrants”), including 900,000 Private Placement Warrants that were issued pursuant to the underwriter’s exercise of its over-allotment option in full, at a price of $1.50 per Private Placement Warrant in a private placement to Avista Acquisition LP II (the “Sponsor”), generating gross proceeds of $12,350,000 (see Note 4).
As of September 30, 2022, cash of $19,847 was held outside of the Trust Account and was available for the payment of accrued offering costs and for working capital purposes.
Upon closing of the Initial Public Offering and the sale of the Private Placement Warrants, a total of $235,750,000 ($10.25 per Public Share) was placed in a trust account (the “Trust Account”) and invested in only in U.S. government treasury obligations with maturities of 185 days or less or in money market funds meeting certain conditions under
Rule 2a-7
under the Investment Company Act which invest only in direct U.S. government treasury obligations, until the earlier of: (i) the consummation of the initial Business Combination within 18 months from the closing of the Initial Public Offering, (ii) the redemption of the Company’s Public Shares if the Company had not consummated an Business Combination within 18 months from the closing of the Company’s Initial Public Offering, subject to applicable law, and (iii) the redemption of the Company’s Public Shares properly submitted in connection with a shareholder vote to approve an amendment to the Amended and Restated Memorandum and Articles of Association (A) that would modify the substance or timing of the obligation to provide holders of the Class A ordinary shares the right to have their shares redeemed in connection with the initial Business Combination or to redeem 100% of the Company’s Public Shares if the Company did
not complete the initial Business Combination within 18 months from the closing the Company’s Initial Public Offering or (B) with respect to any other provision relating to the rights of holders of the Class A ordinary shares.
The Company provided its holders of the outstanding Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision was made by the Company to seek shareholder approval of a Business Combination. The Public Shareholders were entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account ($10.25 per Public Share, plus any pro rata interest and dividends or gains on investments earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). There were no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. The Public Shares subject to redemption was recorded at redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, Distinguishing Liabilities from Equity (“ASC 480”).
The Company proceeded with the Business Combination as the Company had net tangible assets of at least $5,000,001 upon consummation of the Business Combination and at least two-thirds
of the shares voted were voted in favor of the Business Combination. As the Company decided to obtain shareholder approval the Company offered to redeem shares in conjunction with the proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. The Sponsor agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of the Business Combination. Additionally, each Public Shareholder was given the option to redeem their Public Shares irrespective of whether they voted for or against the proposed transaction or didn’t vote at all.
The Sponsor agreed to waive (i) redemption rights with respect to its Founder Shares and Public Shares held by it in connection with the completion of the Business Combination, (ii) redemption rights with respect to any Founder Shares and Public Shares held by it in connection with the shareholder vote to amend the Amended and Restated Memorandum and Articles of Association to modify the substance or timing of the Company’s obligation to allow redemption in connection with an initial Business Combination or to redeem 100% of its Public Shares if the Company did not complete an initial Business Combination within 18 months from the closing of the Initial Public Offering or with respect to any other material provision relating to shareholders’ rights or pre-initial
Business Combination activity and (iii) rights to liquidating distributions from the Trust Account with respect to any Founder Shares held if the Company failed to complete an initial Business Combination within 18 months from the closing of the Initial Public Offering. However, if the Sponsor had acquired Public Shares in or after the Initial Public Offering, such Public Shares would have been be entitled to liquidating distributions from the Trust Account if the Company failed to complete a Business Combination within 18 months from the closing of the Initial Public Offering.
The Company had until 18 months from the closing of the Initial Public Offering to complete a Business Combination (the “Combination Period”). If the Company was unable to complete a Business Combination within the Combination Period, the Company would have (i) ceased all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeemed the Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay income taxes, if any (less up to $100,000 of interest to pay dissolution expenses) divided by the number of the then-outstanding Public Shares, which redemption would have completely extinguished Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any); and
(iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and board of directors, liquidated and dissolved, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There would have been be no redemption rights or liquidating distributions with respect to the Company’s warrants, which would have expired worthless if the Company failed to complete a Business Combination within the Combination Period.
The underwriters have agreed to waive their rights to a portion of their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company did not complete a Business Combination within the Combination Period and, in such event, such amounts would have been included with the other funds held in the Trust Account that would have been available to fund the redemption of the Public Shares.
OmniAb Business Combination
On March 23, 2022, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, Ligand Pharmaceuticals Incorporated, a Delaware corporation (“Ligand”), OmniAb, Inc., a Delaware corporation and then wholly-owned subsidiary of Ligand (“Legacy OmniAb”), and Orwell Merger Sub Inc. (“Merger Sub”), pursuant to which the Company combined with Legacy OmniAb, Ligand’s antibody discovery business (the “OmniAb Business”), in a Reverse Morris Trust transaction. Also on March 23, 2022, and in connection with the execution of the Merger Agreement, (a) the Company, Ligand, Legacy OmniAb and Merger Sub entered into that certain Employee Matters Agreement, as amended by that certain Amended and Restated Employee Matters Agreement, dated as of August 18, 2022 (the “Employee Matters Agreement”), (b) Legacy OmniAb and the Sponsor entered into that certain Sponsor Insider Letter Agreement (the “Sponsor Insider Agreement”) with the Company and certain insiders of the Company (the “Insiders”) and (c) the Company amended and restated that certain previously disclosed Forward Purchase Agreement, dated August 9, 2021, by entering into the Amended and Restated Forward Purchase Agreement (the “A&R FPA”), by and among the Company, the Sponsor and Legacy OmniAb pursuant to which they consummated the OmniAb Business Combination.
Pursuant to a Separation and Distribution Agreement, dated as of March 23, 2022, among the Company, Ligand and Legacy OmniAb (the “Separation Agreement”), Ligand transferred the OmniAb Business, including certain related subsidiaries of Ligand, to Legacy OmniAb and, in connection therewith, distributed (the “Distribution”) to Ligand stockholders 100% of the common stock of Legacy OmniAb, par value $0.001 per share (the “Legacy OmniAb Common Stock”).
Immediately following the Distribution, in accordance with and subject to the terms and conditions of the Merger Agreement, Merger Sub merged with and into Legacy OmniAb (the “Merger”), with Legacy OmniAb continuing as the surviving company in the Merger and as a wholly-owned subsidiary of the Company.
The Merger Agreement, along with the Separation Agreement and the other transaction documents entered into in connection therewith, provided for, among other things, the consummation of the following transactions (collectively, the “OmniAb Business Combination”): (i) the Company redomiciled by way of continuation from the Cayman Islands to Delaware and domesticate as a Delaware corporation in accordance with Section 388 of the Delaware General Corporation Law and with Section 206 of the Cayman Islands Companies Act (As Revised) (the “Domestication”), (ii) Ligand transferred the OmniAb Business (the “Separation”) to its wholly-owned subsidiary, Legacy OmniAb, and contributed $15 million in capital thereto (less certain reimbursable transaction and other expenses), and (iii) following the Separation, Ligand distributed 100% of the shares of Legacy OmniAb Common Stock to Ligand stockholders by way of the Distribution. Following the completion of the foregoing transactions and subject to the satisfaction or waiver of certain other conditions set forth in the Merger Agreement, the parties consummated the Merger. The Distribution and Merger are intended to qualify as
“tax-free”
transactions.
On April 28, 2022, the Company filed a registration statement on Form
S-4
(File
No. 333-264525)
(the
“Form S-4”,
as amended on June 13, 2022, July 26, 2022, August 22, 2022, September 13, 2022 and September 27, 2022) with the SEC, which includes the proxy statement/prospectus/information statement distributed to holders of the Company’s ordinary shares in connection with the Company’s solicitation for proxies for the vote by the Company’s shareholders in connection with the OmniAb Business Combination and other matters as described in the Form
S-4.
The Form
S-4
was declared effective by the SEC on September 30, 2022, and the definitive proxy statement/prospectus/information statement was mailed to the Company’s shareholders of record on the record date for voting on the OmniAb Business Combination. The OmniAb Business Combination closed on November 1, 2022. Upon consummation of the OmniAb Business Combination, and after the Domestication, the Company has one class of common stock, par value $0.0001 per share, which is listed on Nasdaq under the ticker symbol “OABI”. The Company’s warrants are listed on Nasdaq under the ticker symbol “OABIW”.
The Business Combination was accounted for as a reverse recapitalization in accordance with GAAP, whereby the Company is treated as the acquired company and Legacy OmniAb is treated as the acquirer. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy OmniAb issuing stock for the net assets of the Company, accompanied by a recapitalization. The net assets of the Company were stated at historical cost, with no goodwill or other intangible assets recorded. Subsequent presentations of the results of operations presented for the period prior to the Business Combination will be for those of Legacy OmniAb.
Legacy OmniAb has been determined to be the accounting acquirer in the Business Combination based on the following predominate factors:

•	Legacy OmniAb’s existing stockholders have the greatest voting interest in the combined entity;

•	Legacy OmniAb has the ability to nominate a majority of the initial members of the OmniAb Board;

•	Legacy OmniAb’s senior management is the senior management of the combined entity;

•	Legacy OmniAb is the larger entity based on historical operating activity and has the larger employee base; and

•	The post-combination company has assumed a Legacy OmniAb branded name: “OmniAb, Inc.”
Agreement and Plan of Merger
At the closing of the OmniAb Business Combination, each share of Legacy OmniAb’s common stock outstanding prior to the effective time of the OmniAb Business Combination was converted on a one-for-one
basis into shares of common stock in the newly formed company (“OmniAb Common Stock”). Holders of Legacy OmniAb options, restricted stock units and performance stock units (determined after the Distribution (as defined below) and the division of Ligand equity awards into Ligand equity awards and OmniAb equity awards pursuant to the Employee Matters Agreement) had their awards converted into equity awards of the Company and adjusted pursuant to the exchange ratio.
In addition, at the closing of the OmniAb Business Combination, holders of Legacy OmniAb Common Stock and equity awards received shares of OmniAb Common Stock subject to certain price-based earnout triggers (“Earnout Shares”), with 50% of such Earnout Shares vesting upon the combined company’s achievement of a post-transaction volume-weighted average price (“VWAP”) of $12.50 per share of OmniAb Common Stock for any 20 trading days over a consecutive 30
trading-day
period, and the remainder vesting upon achievement of a post-transaction VWAP of $15 per share of OmniAb Common Stock for any 20 trading days over a consecutive 30 trading-day
period, in each case provided such vesting occurs during the five-year period following the closing of the OmniAb Business Combination.
In connection with the OmniAb Business Combination, upon the re-domestication
of the Company to Delaware (i) all issued and outstanding Class A ordinary shares and Class B ordinary shares converted automatically, on a one-for-one
basis, into shares of OmniAb Common Stock, (ii) all issued and outstanding warrants converted automatically into warrants to acquire shares of OmniAb Common Stock and (iii) all issued and outstanding Units separated and converted automatically into one share of OmniAb Common Stock and one-third
of one warrant to purchase OmniAb Common Stock.
Separation and Distribution Agreement
On March 23, 2022, in connection with the execution of the Merger Agreement, the Company entered into the Seperation Agreement, pursuant to which the Separation and Distribution were effected.
The Separation Agreement also sets forth other agreements among Ligand and Legacy OmniAb, including provisions concerning the termination and settlement of intercompany accounts and the obtaining of necessary governmental approvals and third-party consents. The Separation Agreement also sets forth agreements that will govern certain aspects of the relationship between Ligand and Legacy OmniAb after the Distribution, including provisions with respect to release of claims, indemnification, access to financial and other information and access to and provision of records.
Employee Matters Agreement
On March 23, 2022, in connection with the execution of the Merger Agreement, the Company entered into the Employee Matters Agreement, as amended by the Amended and Restated Employee Matters Agreement, dated as of August 18, 2022, which provides for employee-related matters in connection with the transaction, including allocation of benefit plan assets and liabilities between Ligand and Legacy OmniAb, treatment of incentive equity awards in the Distribution and the OmniAb Business Combination and related covenants and commitments of the parties. Each existing Ligand equity award at the time of the Distribution granted prior to March 2, 2022, with certain limited exceptions, was split into (i) a new Ligand equity award and (ii) a new Legacy OmniAb equity award, with any in-the-money
value in the original Ligand equity award split between such awards based on the relative values of Ligand and OmniAb at the time of the Distribution. Each existing Ligand equity award at the time of the Distribution granted on or after March 2, 2022 was converted into either an adjusted Ligand equity award, if the holder was a Ligand service provider following the Distribution, or a Legacy OmniAb equity award, if the holder was a Legacy OmniAb service provider following the Distribution.
Sponsor Insider Agreement
On March 23, 2022, in connection with the execution of the Merger Agreement, Legacy OmniAb and the Sponsor entered into the Sponsor Insider Agreement with the Company and the Insiders, pursuant to which, among other things, the Insiders agreed to vote any of our securities held by them to approve the OmniAb Business Combination and the other Company shareholder matters required pursuant to the Merger Agreement, and not to seek redemption of any of their Company securities in connection with the consummation of the OmniAb Business Combination. Pursuant to the Sponsor Insider Agreement, the Sponsor also agreed to subject up to 1,916,667 Earnout Founder Shares (as defined in the Sponsor Insider Agreement), to the same price-based vesting conditions as the OmniAb Earnout Shares.
Amended and Restated Forward Purchase Agreement
On March 23, 2022, in connection with the execution of the Merger Agreement, the Company entered into Amended and Restated Forward Purchase Agreement (the “A&R FPA”) with the Sponsor and Legacy OmniAb. Pursuant to the A&R FPA, the Company agreed to, in connection with the consummation of the OmniAb Business Combination, issue and sell to the Sponsor 1,500,000 shares of OmniAb Common Stock (the “Forward Purchase Shares”) and warrants to acquire 1,666,667 shares of OmniAb Common Stock (the “Forward Purchase Warrants”) for an aggregate purchase price of $15.0 million with such purchases having been consummated immediately following the re-domestication
to Delaware. In addition, the Sponsor agreed to purchase up to an additional 10,000,000 shares of OmniAb Common Stock (the “Backstop Shares”) and up to an additional 1,666,667 warrants, (The “Backstop Warrants” and, together with the Forward Purchase Shares, Forward Purchase Warrants and Backstop Shares, the “Forward Purchase and Backstop Securities”) for an aggregate additional purchase price of up to $100.0 million, in order to backstop shareholder redemptions to the extent such redemptions would result in the cash proceeds to be received by OmniAb stockholders from the Trust Account to be less than $100.0 million. Pursuant to the A&R FPA, in connection with the Business Combination, the Sponsor was issued 8,672,934 Backstop Shares and 1,445,489 Backstop Warrants for an aggregate purchase price of $86,729,340 in order to backstop the redemptions. In addition, pursuant to the A&R FPA, the Sponsor was issued 1,500,000 Forward Purchase Shares and 1,666,667 Forward Purchase Warrants for an aggregate purchase price of $15,000,000, on a private placement basis.
Indemnity
In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company (other than the Company’s independent registered public accounting firm), or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below the lesser of (i) $10.25 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account if less than $10.25 per Public Share due to reductions in the value of the trust assets, in each case net of the interest that may be withdrawn to pay tax obligations, provided that such liability will not apply to any claims by a third party or prospective target business that executed a waiver of any and all rights to seek access to the Trust Account nor will it apply to any claims under the indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Liquidity and Going Concern Consideration
As of September 30, 2022, the Company had $19,847 in cash held outside of the Trust Account and a working capital deficit of $9,843,540. The Company incurred significant costs in pursuit of its acquisition plans. In connection with the Company’s assessment of going concern considerations in accordance with FASB’s ASC Subtopic
205-40,
Presentation of Financial Statements - Going Concern, management has determined those conditions raised substantial doubt about the Company’s ability to continue as a going concern within the earlier of the Combination Period, which will end on February 12, 2023, or one year after the date that the condensed consolidated financial statements are issued. Moreover, the Company needed to obtain additional financing to complete the Business Combination and to redeem 21,713,864 public shares upon completion of the Business
Combination, in which case the Company issued additional securities in connection with the Business Combination. Of the total proceeds from the Initial Public Offering and sale of the Private Placement Warrants, an amount of approximately $2 million was deposited in an operating account for the Company’s working capital needs. In addition, the Company entered into a convertible promissory note pursuant to the Working Capital Loans terms as outlined in Note 5 with the Sponsor (the “Sponsor Working Capital Loan”) to which the Company could borrow up to an aggregate of $750,000. As of September 30, 2022, the Company has borrowed $750,000 under the Sponsor Working Capital Loan. The amounts held in the operating account were not expected to provide the Company with sufficient funds to meet its operational and liquidity obligations over the remainder of the Combination Period. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic on the industry, the geopolitical conditions resulting from the recent invasion of Ukraine by Russia and subsequent sanctions against Russia, Belarus and related individuals and entities and the status of debt and equity markets and has concluded that while it is reasonably possible that any of the foregoing could have a negative effect on the Company’s financial position and results of its operations, the specific impact is not readily determinable as of the date of these condensed consolidated financial statements. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
On August 16, 2022, President Biden signed into law the Inflation Reduction Act of 2022, which, among other things, imposes a 1% excise tax on the fair market value of stock repurchased by publicly traded U.S. corporations and certain U.S. subsidiaries of publicly traded non-
U.S. corporations beginning in 2023, with certain exceptions (the “Excise Tax”). Because the Company became a Delaware corporation upon the Domestication and the securities traded on Nasdaq, we would have likely been considered a “covered corporation” within the meaning of the Inflation Reduction Act. While not free from doubt, absent any further guidance from Congress or the U.S. Department of the Treasury, there is significant risk that the Excise Tax would have applied to any redemptions of our common stock after December 31, 2022, including redemptions in connection with an initial Business Combination and any amendment to a certificate of incorporation to extend the time to consummate an initial Business Combination, unless an exemption is available.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Avista Public Acquisition Corp. II (the “Company”) is a blank check company incorporated in the Cayman Islands on February 5, 2021. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, reorganization or similar Business Combination with one or more businesses (a “Business Combination”). The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of December 31, 2021, the Company had not commenced any operations. All activity for the period from February 5, 2021 (inception) through December 31, 2021 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described below. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.
The registration statement for the Company’s Initial Public Offering was declared effective on August 9, 2021. On August 12, 2021, the Company consummated the Initial Public Offering of 23,000,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units sold, the “Public Shares”), including 3,000,000 Units that were issued pursuant to the underwriter’s exercise of its over-allotment option in full, at $10.00 per Unit, generating gross proceeds of $230,000,000 (see Note 3).
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 8,233,333 warrants (the “Private Placement Warrants”), including 900,000 Private Placement Warrants that were issued pursuant to the underwriter’s exercise of its over-allotment option in full, at a price of $1.50 per Private Placement Warrant in a private placement to Avista Acquisition LP II (the “Sponsor”), generating gross proceeds of $12,350,000 (see Note 4).
Transaction costs amounted to $13,662,256 consisting of $4,600,000 of underwriting fees, $8,050,000 of deferred underwriting fees, and $1,012,256 of other offering costs. In addition, as of December 31, 2021, cash of $189,971 is held outside of the Trust Account (as defined below) and is available for the payment of accrued offering costs and for working capital purposes.
Upon closing of the Initial Public Offering and the sale of the Private Placement Warrants, a total of $235,750,000 ($10.25 per Public Share) was placed in a trust account (the “Trust Account”) and will be invested only in U.S. government treasury obligations with maturities of 185 days or less or in money market funds meeting certain conditions under
Rule 2a-7
under the Investment Company Act which invest only in direct U.S. government treasury obligations, until the earlier of: (i) the consummation of the initial Business Combination within 18 months from the closing of the Initial Public Offering, (ii) the redemption of the Company’s Public Shares if the Company has not consummated an Business Combination within 18 months from the closing of the Company’s Initial Public Offering, subject to applicable law, and (iii) the redemption of the Company’s Public Shares properly submitted in connection with a shareholder vote to approve an amendment to the Amended and Restated Memorandum and Articles of Association (A) that would modify the substance or timing of the obligation to provide holders of the Class A ordinary shares the right to have their shares redeemed in connection with the initial Business Combination or to redeem 100% of the Company’s Public Shares if the Company does not complete the initial Business Combination within 18 months from the closing the Company’s Initial Public Offering or (B) with respect to any other provision relating to the rights of holders of the Class A ordinary shares.
The Company will provide its holders of the outstanding Public Shares (the “public shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion.
The public shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account ($10.25 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. The Public Shares subject to redemption was recorded at redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480,
Distinguishing Liabilities from Equity
(“ASC 480”)
.
The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 either prior to or upon such consummation of a Business Combination and, if the Company seeks shareholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association (the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transaction is required by law, or the Company decides to obtain shareholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each public shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction or don’t vote at all.
Notwithstanding the above, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Amended and Restated Memorandum and Articles of Association provides that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.
The Sponsor has agreed to waive (i) redemption rights with respect to its Founder Shares and Public Shares held by it in connection with the completion of a Business Combination, (ii) redemption rights with respect to any Founder Shares and Public Shares held by it in connection with a shareholder vote to amend the Amended and Restated Memorandum and Articles of Association to modify the substance or timing of the Company’s obligation to allow redemption in connection with an initial Business Combination or to redeem 100% of its Public Shares if the Company does not complete an initial Business Combination within 18 months from the closing of the Initial Public Offering or with respect to any other material provision relating to shareholders’ rights or pre-initial
Business Combination activity and (iii) rights to liquidating distributions from the Trust Account with respect to any Founder Shares held if the Company fails to complete an initial Business Combination within 18 months from the closing of the Initial Public Offering. However, if the Sponsor acquires
Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within 18 months from the closing of the Initial Public Offering.
The Company has until 18 months from the closing of the Initial Public Offering to complete a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem the Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay income taxes, if any (less up to $100,000 of interest to pay dissolution expenses) divided by the number of the then-outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.
The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within in the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).
Indemnity
In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company (other than the Company’s independent registered public accounting firm), or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below the lesser of (i) $10.25 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account if less than $10.25 per Public Share due to reductions in the value of the trust assets, in each case net of the interest that may be withdrawn to pay tax obligations, provided that such liability will not apply to any claims by a third party or prospective target business that executed a waiver of any and all rights to seek access to the Trust Account nor will it apply to any claims under the indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Liquidity
As of December 31, 2021, the Company had $189,971 in cash held outside of the Trust Account and a working capital surplus of $496,302. The Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. Moreover, the Company may need to obtain additional financing either to complete a Business Combination or if the Company becomes obligated to redeem a significant number of public shares upon completion of a Business Combination, in which case the Company may issue additional securities or incur debt in connection with such Business Combination. Of the total proceeds from the Initial Public Offering and sale of the Private Placement Warrants, an amount of approximately $2 million was deposited in an operating account for the Company’s working capital needs. The amounts held in the operating account are not expected to provide the Company with sufficient funds to meet its operational and liquidity obligations over the next twelve months.
Going Concern Consideration
As of December 31, 2021, the Company had $189,971 in cash held outside of the Trust Account and a working capital surplus of $496,302. The Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. These conditions raise substantial doubt about the Company ability to continue as a going concern for a period of time within one year after the date that the financial statements are issued. Management plans to address this uncertainty through the Business Combination as discussed above. There is no assurance that the Company’s plans to consummate the Business Combination will be successful or successful within the Combination Period. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a prospective partner company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.